SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

6. SEGMENT INFORMATION

FASB ASC Topic 280, “Segment Reporting” (“ASC 280”) establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management derived reportable segments based on business lines.

As of March 31, 2026, the Company currently has the following reportable segments: Homology of Medicine and Food Series, Computing Power Product Series, Maca Product Series and others.

	Six months ended March 31, 2026
	Business Line			Others
	Homology of Medicine and Food	Computing Power Product	Maca Product	Unallocated Headquarter
	Series	Series	Series	Costs	Total
Revenues, net	$1,855,618	$5,010,158	$12,118,011	$-	$18,983,787
Cost of revenue	(1,830,086)	(4,933,945)	(12,118,589)	(98)	(18,882,718)
Gross profit	25,532	76,213	(578)	(98)	101,069

Operating expenses	(47,537)	(86,256)	(270,238)	(3,013,749)	(3,417,780)
Loss from operations	(22,005)	(10,043)	(270,816)	(3,013,847)	(3,316,711)

Fair value variation	-	-	-	(31,633,746)	(31,633,746)
Gain on disposal of subsidiary	-	-	-	19,824	19,824
Other income	155	178	1,654	75,059	77,046
Other expense	(8)	(13)	(90)	(7,212)	(7,323)
Segment Loss	$(21,858)	(9,878)	(269,252)	(34,559,922)	(34,860,910)

6. SEGMENT INFORMATION

FASB ASC Topic 280, “Segment Reporting” (“ASC 280”) establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management derived reportable segments based on business lines.

As of and for the year ended September 30, 2025, the Company currently has the following reportable segments: Homology of Medicine and Food Series, Computing Power Product Series, Maca Product Series and others.

	Business Line			Others
	Homology of Medicine and Food	Computing Power Product	Maca Product	Unallocated Headquarter		Adjustments and
	Series	Series	Series	Costs	Total	eliminations	Consolidated
Revenues, net	$6,349,252	$3,804,691	$144,726	$-	$10,298,669	$(891)	$10,297,778
Cost of revenue	(6,278,927)	(3,777,292)	(116,609)	-	(10,172,828)	891	(10,171,937)
Gross profit	70,325	27,399	28,117	-	125,841	-	125,841

Operating expenses	(20,014)	(60,986)	(1,606,811)	(2,731,520)	(4,419,331)	-	(4,419,331)
Allowance for credit loss	(2,098)	-	-	-	(2,098)	-	(2,098)
Inventories impairment loss	-	-	(902,776)	-	(902,776)	-	(902,776)
Loss from operations	48,213	(33,587)	(2,481,470)	(2,731,520)	(5,198,364)	-	(5,198,364)

Fair value variation	-	-	-	2,024,465	2,024,465	-	2,024,465
Loss on acquisition	(20,210)	-	-	-	(20,210)	-	(20,210)
Goodwill impairment	(1,859,071)	-	-	(113)	(1,859,184)	-	(1,859,184)
Other income	-	-	70,235	404,719	474,954	-	474,954
Other expense	(143)	(71)	(9,125)	(299,782)	(309,121)	-	(309,121)
Segment Loss	$1,831,211	(33,658)	(2,420,360)	(602,231)	(4,887,460)	-	(4,887,460)

Year Ended
September 30,2024
Maca Product Series
Revenues, net	$1,930,291
Cost of revenue	(1,898,122)
Gross profit	32,169

Operating expenses	(6,425,572)
Allowance for credit loss	(3,450,141)
Inventory write-down	(815,498)
Impairment loss on assets held for sale	(203,973)
Loss from operations	$(10,863,015)

Fair value variation	(82,844)
Loss from investment	(1,092,169)
Other income	532,593
Other expense	(665,795)
Interest expense, net	(7,583)
Gain from discontinued operations	3,206,078
Net loss	$(8,972,735)